Major Class of Inventory (Detail) - USD ($) $ in Thousands	May 31, 2018	May 31, 2017
Inventory Disclosure [Abstract]
Raw material and supplies	$ 288,201	$ 248,426
Finished goods	546,260	539,771
Total Inventory	$ 834,461	$ 788,197